CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 244,809	$ 37,626	¥ 917,319
Restricted cash	48,848	7,508	50,832
Short-term investments	312,614	48,048	40,000
Accounts receivable, net of allowance for doubtful accounts of RMB1,180 and RMB1,658 as of December 31, 2016 and 2017, respectively	1,082,735	166,414	624,817
Inventories	384,672	59,123	312,071
Advances to suppliers	88,881	13,661	75,727
Prepayments and other current assets	211,992	32,583	108,495
Amounts due from related parties	88,795	13,648	38,772
Total current assets	2,463,346	378,611	2,168,033
Non-current assets:
Investments in equity investees	24,268	3,730	33,443
Property and equipment, net	330,924	50,862	100,892
Intangible assets, net	66,150	10,167	26,984
Land use right, net	44,618	6,858
Goodwill	13,158	2,022
Other non-current assets	18,043	2,773	26,581
Deferred tax assets	15,528	2,387	12,332
Total non-current assets	512,689	78,799	200,232
TOTAL ASSETS	2,976,035	457,410	2,368,265
Current liabilities:
Short-term loans	172,000	26,436	0
Accounts payable (including accounts payable of consolidated VIE without recourse to the Company of RMB1,198 and RMB4,715 as of December 31, 2016 and 2017, respectively)	583,532	89,688	526,461
Notes payable	48,000	7,378	115,140
Income tax payables	30,420	4,675	15,811
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Company of RMB34,240 and RMB28,002 as of December 31, 2016 and 2017, respectively)	311,936	47,944	138,841
Total current liabilities	1,145,888	176,121	796,253
Deferred tax liability	3,710	570
Total non-current liabilities	3,710	570	0
TOTAL LIABILITIES	1,149,598	176,691	796,253
Baozun Inc. shareholders’ equity:
Additional paid-in capital	1,823,925	280,332	1,761,430
Accumulated deficit	(25,000)	(3,841)	(233,866)
Accumulated other comprehensive income	9,995	1,536	44,348
Total Baozun Inc. shareholders' equity	1,809,023	278,043	1,572,012
Noncontrolling interests	17,414	2,676	0
Total equity	1,826,437	280,719	1,572,012
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	2,976,035	457,410	2,368,265
Common Class A [Member]
Baozun Inc. shareholders’ equity:
Common Stock Value	95	15	92
Common Class B [Member]
Baozun Inc. shareholders’ equity:
Common Stock Value	¥ 8	$ 1	¥ 8